Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 72,319	450,557	245,813
Restricted cash	107	668	665
Time deposits with financial institutions	66,017	411,294	499,201
Accounts receivable, less allowance for doubtful accounts: December 31, 2011: RMB2,542; December 31,2012: RMB2,208 (US$355)	18,549	115,563	113,949
Notes receivable	9,473	59,017	47,243
Inventories	5,687	35,430	27,604
Prepaid expenses and other receivables	5,721	35,643	26,672
Available-for-sale securities	1,698	10,576	22,830
Due from related parties	203	1,263	6,000
Deferred tax assets	526	3,276	2,750
Total current assets	180,300	1,123,287	992,727
Time deposits with financial institutions	4,815	30,000	20,000
Available-for-sale securities	1,803	11,232	10,848
Investment in non-consolidated affiliates	1,331	8,294	2,245
Property, plant and equipment, net	35,994	224,245	198,053
Prepaid land lease payment	2,712	16,898	17,448
Prepayment and non-current deposits	1,199	7,469	16,801
Intangible assets, net	7,370	45,914	49,615
Long-term receivables	378	2,355	3,111
Deferred tax assets	54	335	262
Total assets	235,956	1,470,029	1,311,110
Current liabilities (including current liabilities of the consolidated VIE without recourse to 3SBio Inc. of RMB2,457 and RMB5,800 (US$931) as of December 31, 2011 and 2012, respectively.):
Accounts payable	604	3,765	6,218
Deferred income	318	1,981	374
Accrued expenses and other payables	11,128	69,331	48,389
Income tax payable	598	3,725	8,894
Total current liabilities	12,648	78,802	63,875
Deferred income	2,023	12,604	2,029
Total liabilities	14,671	91,406	65,904
Commitments and contingencies		0	0
Shareholders' equity
Share capital - ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 154,473,159 and 155,635,016 issued and outstanding as of December 31, 2011 and 2012 respectively	20	125	124
Additional paid-in capital	160,044	997,088	973,218
Accumulated other comprehensive loss	(19,152)	(119,319)	(126,290)
Retained earnings	78,598	489,671	387,317
Total shareholders' equity attributable to 3SBio Inc.	219,510	1,367,565	1,234,369
Non-controlling interest	1,775	11,058	10,837
Total shareholders' equity	221,285	1,378,623	1,245,206
Total liabilities and shareholders' equity	$ 235,956	1,470,029	1,311,110